Schroder Core Bond Fund

Schedule of Investments
January 31, 2021 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 55.4%
	Communication Services – 5.4%
	AT&T
97,000	4.500%, 05/15/35	114,914
100,000	4.300%, 02/15/30	117,178
229,000	3.000%, 06/30/22	236,624
1,041,000	2.750%, 06/01/31	1,086,479
250,000	1.650%, 02/01/28	251,341
	Comcast
400,000	3.950%, 10/15/25	455,772
245,000	2.650%, 02/01/30	262,759
	Discovery Communications LLC
379,000	3.625%, 05/15/30	426,589
124,000	2.950%, 03/20/23	130,288
	T-Mobile USA (1)
818,000	3.875%, 04/15/30	925,452
734,000	3.000%, 02/15/41	722,623
	Verizon Communications
137,000	4.329%, 09/21/28	162,779
160,000	4.016%, 12/03/29	187,405
142,000	3.150%, 03/22/30	155,864
303,000	1.321%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	311,790
	Vodafone Group
227,000	1.213%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	230,653
		5,778,510
	Consumer Discretionary – 1.3%
	AutoNation
59,000	4.500%, 10/01/25	66,782
	Cox Communications (1)
227,000	3.150%, 08/15/24	245,304
	General Motors
296,000	6.125%, 10/01/25	356,766
	General Motors Financial
300,000	3.250%, 01/05/23	314,074
	Lehigh University
340,000	2.553%, 11/15/43	326,536
	Magna International
71,000	4.150%, 10/01/25	81,057
		1,390,519
	Consumer Staples – 3.8%
	7-Eleven (1)
890,000	0.641%, VAR ICE LIBOR USD 3 Month+0.450%, 08/10/22	890,535
	Altria Group
109,000	4.400%, 02/14/26	125,512
	Anheuser-Busch InBev Worldwide
693,000	4.350%, 06/01/40	826,970
495,000	4.150%, 01/23/25	559,457
	BAT Capital
65,000	3.557%, 08/15/27	72,184
193,000	3.222%, 08/15/24	208,227

Principal Amount ($)		Value $

	Boston Scientific
116,000	3.450%, 03/01/24	125,469
	CVS Health
105,000	5.050%, 03/25/48	136,974
138,000	4.300%, 03/25/28	161,972
100,000	4.250%, 04/01/50	120,000
	Procter & Gamble
415,000	3.000%, 03/25/30	469,333
	Reynolds American
21,000	5.850%, 08/15/45	26,471
	RJ Reynolds Tobacco
401,000	3.750%, 05/20/23	420,913
		4,144,017
	Energy – 3.7%
	BP Capital Markets
96,000	2.500%, 11/06/22	99,557
	Canadian Natural Resources
171,000	6.250%, 03/15/38	224,878
	Duke Energy
379,000	2.450%, 06/01/30	394,329
	Enbridge
91,000	4.250%, 12/01/26	105,391
	Energy Transfer Partners
355,000	3.600%, 02/01/23	371,144
	Enterprise Products Operating LLC
238,000	4.200%, 01/31/50	268,248
	EOG Resources
183,000	2.625%, 03/15/23	190,558
	Equinor
505,000	2.375%, 05/22/30	531,204
	Marathon Petroleum
185,000	4.500%, 05/01/23	200,129
	MPLX
498,000	5.200%, 03/01/47	590,871
188,000	4.500%, 04/15/38	210,152
	Phillips 66 Partners
135,000	3.750%, 03/01/28	146,240
186,000	3.605%, 02/15/25	201,471
	Plains All American Pipeline
235,000	3.550%, 12/15/29	244,370
	Williams Partners
200,000	4.300%, 03/04/24	219,574
		3,998,116
	Financials – 24.2%
	Aflac
2,000	6.450%, 08/15/40	2,864
	American International Group
303,000	3.900%, 04/01/26	342,939
181,000	3.300%, 03/01/21	181,000
	Andrew W Mellon Foundation
358,000	0.947%, 08/01/27	357,077
	AXA Equitable Holdings
202,000	5.000%, 04/20/48	259,240
244,000	4.350%, 04/20/28	285,029

Schroder Core Bond Fund

Schedule of Investments
January 31, 2021 (unaudited)

Principal Amount ($)		Value $

	Bank of America MTN
449,000	3.500%, 04/19/26	505,259
493,000	3.248%, 10/21/27	546,168
304,000	2.884%, VAR ICE LIBOR USD 3 Month+0.012%, 10/22/30	326,718
40,000	2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	42,362
	Bank of America
464,000	3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/23	486,065
	Bank of Ireland Group (1)
510,000	4.500%, 11/25/23	558,499
	Banque Federative du Credit Mutuel MTN (1)
210,000	2.700%, 07/20/22	217,301
	Barclays
838,000	3.564%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.900%, 09/23/35	878,509
	Barclays Bank
1,090,000	2.852%, VAR ICE LIBOR USD 3 Month+2.452%, 05/07/26	1,159,894
	Belrose Funding Trust (1)
397,000	2.330%, 08/15/30	405,223
	BNP Paribas (1)
605,000	2.219%, VAR United States Secured Overnight Financing Rate+2.074%, 06/09/26	632,171
	Capital One Financial
58,000	3.750%, 03/09/27	66,073
500,000	2.150%, 09/06/22	513,591
	Citigroup
335,000	4.300%, 11/20/26	385,315
975,000	3.200%, 10/21/26	1,074,512
9,000	2.700%, 03/30/21	9,037
	Credit Agricole MTN (1)
280,000	1.238%, VAR ICE LIBOR USD 3 Month+1.020%, 04/24/23	284,157
	Credit Suisse Group (1)
272,000	3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/29	304,639
	Danske Bank (1)
916,000	1.621%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.350%, 09/11/26	920,737
	Equitable Financial Life Global Funding (1)
270,000	1.400%, 08/27/27	270,940
	Fifth Third Bancorp
408,000	3.650%, 01/25/24	443,293
545,000	2.375%, 01/28/25	576,854
	GE Capital International Funding Unlimited
672,000	3.373%, 11/15/25	742,858
	Goldman Sachs Group
303,000	3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/29	346,726

Principal Amount ($)		Value $

120,000	3.500%, 11/16/26	133,458
64,000	2.625%, 04/25/21	64,225
	HCP
169,000	3.250%, 07/15/26	188,035
	Healthcare Realty Trust
200,000	2.400%, 03/15/30	204,983
	HSBC Holdings
200,000	4.950%, 03/31/30	245,957
1,171,000	2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/25	1,240,142
667,000	2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/26	692,166
	JPMorgan Chase
360,000	3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	387,768
174,000	2.950%, 10/01/26	191,745
195,000	2.700%, 05/18/23	204,531
915,000	2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/26	953,846
	Lloyds Banking Group
530,000	2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/05/26	557,433
	Metropolitan Life Global Funding I (1)
937,000	2.950%, 04/09/30	1,038,138
	Moody's
119,000	4.875%, 02/15/24	133,663
	Morgan Stanley
397,000	3.625%, 01/20/27	450,391
	Morgan Stanley MTN
200,000	3.950%, 04/23/27	228,844
300,000	3.750%, 02/25/23	320,276
543,000	2.750%, 05/19/22	559,955
169,000	2.500%, 04/21/21	169,853
	Natwest Group
560,000	3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/28	603,976
	Prudential
475,000	3.125%, 04/14/30	528,969
	Realty Income
151,000	1.800%, 03/15/33	147,874
	Royal Bank of Scotland Group
325,000	6.125%, 12/15/22	355,512
	State Street
206,000	3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/31	231,967
	Truist Bank
1,036,000	2.250%, 03/11/30	1,062,484
	Wells Fargo
215,000	3.069%, 01/24/23	220,770
281,000	3.000%, 04/22/26	306,712

Schroder Core Bond Fund

Schedule of Investments
January 31, 2021 (unaudited)

Principal Amount ($)		Value $

	Wells Fargo MTN
296,000	2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/30	317,648
360,000	2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/25	380,226
783,000	2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/28	825,678
		26,072,275
	Healthcare – 5.8%
	Abbott Laboratories
494,000	3.400%, 11/30/23	532,965
452,000	1.400%, 06/30/30	448,627
	AbbVie
143,000	3.850%, 06/15/24	157,134
140,000	3.800%, 03/15/25	155,698
274,000	3.600%, 05/14/25	303,692
88,000	3.450%, 03/15/22	90,552
28,000	3.200%, 11/06/22	29,216
607,000	3.200%, 11/21/29	671,274
	Aetna
299,000	2.800%, 06/15/23	314,493
	Anthem
15,000	4.101%, 03/01/28	17,518
	Bayer US Finance II LLC (1)
712,000	3.875%, 12/15/23	775,669
	Becton Dickinson
153,000	3.734%, 12/15/24	169,138
	Cardinal Health
212,000	3.079%, 06/15/24	227,573
	CommonSpirit Health
210,000	3.347%, 10/01/29	232,377
	Hackensack Meridian Health
1,230,000	2.675%, 09/01/41	1,236,527
	Merck
257,000	2.750%, 02/10/25	277,513
	New York and Presbyterian Hospital
228,000	2.256%, 08/01/40	218,924
	UnitedHealth Group
325,000	3.875%, 12/15/28	383,607
		6,242,497
	Industrials – 2.1%
	Boeing
449,000	5.705%, 05/01/40	568,330
740,000	4.875%, 05/01/25	834,922
	CSX
80,000	3.800%, 04/15/50	94,201
	DuPont de Nemours
123,000	2.169%, 05/01/23	123,770
	Lockheed Martin
18,000	3.550%, 01/15/26	20,338
	Raytheon Technologies
257,000	3.200%, 03/15/24	276,973

Principal Amount ($)		Value $

	United Technologies
205,000	3.950%, 08/16/25	233,274
	Xylem
135,000	1.950%, 01/30/28	140,633
		2,292,441
	Information Technology – 4.2%
	Broadcom
1,120,000	4.700%, 04/15/25	1,275,207
1,077,000	2.600%, 02/15/33 (1)	1,064,807
	Intel
877,000	3.900%, 03/25/30	1,038,724
	Oracle
590,000	3.600%, 04/01/40	662,437
	salesforce.com
406,000	3.700%, 04/11/28	472,981
		4,514,156
	Real Estate – 2.4%
	American Tower REIT
96,000	3.700%, 10/15/49	104,953
185,000	2.400%, 03/15/25	195,441
	Boston Properties REIT
425,000	3.400%, 06/21/29	469,977
	Crown Castle International REIT
8,000	3.800%, 02/15/28	9,024
210,000	3.200%, 09/01/24	226,953
	ERP Operating REIT
351,000	3.000%, 07/01/29	384,627
	Kimco Realty
656,000	2.700%, 10/01/30	690,398
	Simon Property Group REIT
237,000	2.000%, 09/13/24	247,250
	Ventas Realty REIT
250,000	3.125%, 06/15/23	263,525
		2,592,148
	Utilities – 2.5%
	Entergy
480,000	2.800%, 06/15/30	512,215
	Exelon
31,000	2.450%, 04/15/21	31,077
	Pacific Gas and Electric
1,140,000	2.500%, 02/01/31	1,132,708
	Public Service Enterprise Group
607,000	1.600%, 08/15/30	589,050
	Southern
403,000	2.950%, 07/01/23	425,229
		2,690,279
	TOTAL CORPORATE OBLIGATIONS
	(Cost $55,838,635)	59,714,958

Schroder Core Bond Fund

Schedule of Investments
January 31, 2021 (unaudited)

Principal Amount ($)		Value $

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS – 19.5%
	Federal Home Loan Mortgage Corporation – 8.5%
	FHLMC
2,565,322	2.000%, 10/01/50	2,647,993
3,410,000	2.000%, 02/01/51	3,518,243
3,022,566	1.500%, 11/01/50	3,034,391
		9,200,627
	Federal National Mortgage Association – 11.0%
	FNMA
2,211,149	2.000%, 12/01/35	2,310,713
3,317,913	2.000%, 12/01/50	3,423,233
3,035,717	1.500%, 11/01/50	3,047,593
3,066,780	1.500%, 12/01/50	3,078,778
		11,860,317
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	(Cost $21,115,745)	21,060,944

	U.S. TREASURY OBLIGATIONS – 13.8%
	United States Treasury Bonds
628,000	1.625%, 11/15/50	594,539
326,000	1.375%, 11/15/40	309,853
	United States Treasury Notes
533,000	1.625%, 12/31/21	540,371
2,297,000	0.875%, 11/15/30	2,250,701
2,444,000	0.625%, 11/30/27	2,422,615
2,846,000	0.375%, 11/30/25	2,839,774
3,159,000	0.125%, 11/30/22	3,159,617
2,742,000	0.125%, 12/15/23	2,737,716
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $14,873,065)	14,855,186

	TAXABLE MUNICIPAL BONDS – 6.7%
	California – 1.7%
	California State University RB, Series B
175,000	3.065%, 11/01/42	181,897
200,000	2.965%, 11/01/39	207,286
	State Health Facilities Financing Authority RB
235,000	2.864%, 06/01/31	253,610
180,000	2.704%, 06/01/30	194,474
115,000	2.584%, 06/01/29	125,144
	State of California Department of Water Resources RB
155,000	1.409%, 12/01/29	156,429
205,000	1.319%, 12/01/28	207,464
	University of California RB, Series BG
485,000	1.614%, 05/15/30	488,347
		1,814,651

Principal Amount ($)		Value $

	Connecticut – 0.1%
	State of Connecticut GO, Series A
65,000	2.677%, 07/01/30	71,372
65,000	2.627%, 07/01/29	71,068
		142,440
	Florida – 1.1%
	State Board of Administration Finance RB, Series A
1,125,000	2.154%, 07/01/30	1,175,884

	Massachusetts – 0.4%
	Commonwealth of Massachusetts GO, Series C
440,000	2.514%, 07/01/41	451,836

	New Jersey – 0.2%
	State Economic Development Authority RB, Series A, NATL
205,000	7.425%, 02/15/29	269,005

	New York – 0.5%
	Port Authority of New York & New Jersey RB, Series AAA
505,000	1.086%, 07/01/23	513,332

	Ohio – 0.3%
	American Municipal Power RB, Series B
40,000	8.084%, 02/15/50	74,452
	Northeast Ohio Regional Sewer District RB
210,000	3.200%, 11/15/44	224,983
		299,435
	Pennsylvania – 0.4%
	Philadelphia Authority for Industrial Development RB
350,000	3.964%, 04/15/26	379,347

	Texas – 1.2%
	Cities of Dallas and Fort Worth RB, Series C
510,000	3.089%, 11/01/40	528,870
	State Transportation Commission GO
780,000	2.562%, 04/01/42	802,815
		1,331,685
	Washington – 0.8%
	Pierce County School District No. 10 Tacoma GO
845,000	2.357%, 12/01/39	879,299

	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $6,951,147)	7,256,914

Schroder Core Bond Fund

Schedule of Investments
January 31, 2021 (unaudited)

Principal Amount ($)		Value $

	ASSET-BACKED SECURITIES – 3.7%
	Cedar Funding VI CLO, Series 2018-6A, Class AR (1)
645,000	1.314%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/28	644,634
	Dewolf Park CLO, Series 2017-1A, Class A (1)
500,000	1.451%, VAR ICE LIBOR USD 3 Month+1.210%, 10/15/30	500,323
	Goldentree Loan Management, Series 2017-2A, Class A (1)
606,000	1.374%, VAR ICE LIBOR USD 3 Month+1.150%, 11/28/30	607,317
	Madison Park Funding XVIII, Series 2017-18A, Class A1R (1)
800,000	1.414%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/30	799,984
	Madison Park Funding XXVI, Series 2017-26A, Class AR (1)
600,000	1.412%, VAR ICE LIBOR USD 3 Month+1.200%, 07/29/30	599,435
	Octagon Investment Partners 30, Series 2017-1A, Class A1 (1)
250,000	1.544%, VAR ICE LIBOR USD 3 Month+1.320%, 03/17/30	249,858
	Octagon Investment Partners 30, Series 2021-1A, Class A1R (1)(2)
250,000	0.000%, 03/17/30	250,000
	Towd Point Mortgage Trust, Series 2015-6, Class A1 (1) (2)
17,890	3.500%, 04/25/55	18,121
	Towd Point Mortgage Trust, Series 2017-2, Class A1 (1) (2)
34,965	2.750%, 04/25/57	35,631
	Towd Point Mortgage Trust, Series 2017-3, Class A1 (1) (2)
162,428	2.750%, 07/25/57	165,945
	Towd Point Mortgage Trust, Series 2017-4, Class A1 (1) (2)
93,545	2.750%, 06/25/57	96,636
	TOTAL ASSET-BACKED SECURITIES
	(Cost $3,970,369)	3,967,884

	SOVEREIGN GOVERNMENTS – 0.4%
	Mexico Government International Bond
380,000	3.250%, 04/16/30	402,135
	Peruvian Government International Bond
65,000	2.392%, 01/23/26	68,738
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $443,184)	470,873

Principal Amount ($)		Value $

	COLLATERALIZED MORTGAGE OBLIGATION – 0.0%
	Sequoia Mortgage Trust, Series 2015-2,
	Class A10 (1) (2)
29,748	3.500%, 05/25/45
	(Cost $30,476)	29,680
	TOTAL INVESTMENTS IN SECURITIES – 99.5%
	(Cost $103,222,621)	107,356,439
	OTHER ASSETS LESS LIABILITIES – 0.5%	544,633
	NET ASSETS – 100%	$107,901,072

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2021, the value of these securities amounted to $13,253,759, representing 12.3% of the net assets of the Fund.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable Rate

Schroder Core Bond Fund

Schedule of Investments
January 31, 2021 (unaudited)

The following is a summary of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$59,714,958	$—	$59,714,958
U.S. Government Mortgage-Backed Obligations	—	21,060,944	—	21,060,944
U.S. Treasury Obligations	—	14,855,186	—	14,855,186
Taxable Municipal Bonds	—	7,256,914	—	7,256,914
Asset-Backed Securities	—	3,967,884	—	3,967,884
Sovereign Governments	—	470,873	—	470,873
Collateralized Mortgage Obligation	—	29,680	—	29,680
Total Investments in Securities	$—	$107,356,439	$—	$107,356,439

(1)	For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2021 (unaudited)

Principal Amount ($)		Value $

	CORPORATE OBLIGATIONS – 53.6%
	Communication Services – 8.2%
	AT&T
775,000	4.500%, 05/15/35	918,127
922,000	4.500%, 03/09/48	1,052,253
814,000	3.650%, 06/01/51	811,136
179,000	3.650%, 09/15/59 (1)	171,196
	Comcast
1,136,000	4.700%, 10/15/48	1,503,606
70,000	3.969%, 11/01/47	83,265
236,000	3.450%, 02/01/50	262,350
	Discovery Communications
288,000	5.300%, 05/15/49	369,310
514,000	4.650%, 05/15/50	616,385
183,000	4.125%, 05/15/29	211,369
	Fox
311,000	5.476%, 01/25/39	414,323
	Telefonica Emisiones
475,000	5.213%, 03/08/47	599,197
	T-Mobile USA (1)
1,628,000	3.000%, 02/15/41	1,602,766
	Verizon Communications
469,000	5.250%, 03/16/37	620,498
596,000	4.000%, 03/22/50	686,402
	Vodafone Group
425,000	5.000%, 05/30/38	541,328
	Walt Disney
245,000	4.750%, 09/15/44	321,251
425,000	3.600%, 01/13/51	482,937
		11,267,699
	Consumer Discretionary – 2.3%
	Cox Communications (1)
147,000	4.600%, 08/15/47	183,826
	General Motors
171,000	5.200%, 04/01/45	209,146
	Home Depot
375,000	3.125%, 12/15/49	404,509
805,000	2.950%, 06/15/29	895,577
	Lehigh University
380,000	2.553%, 11/15/43	364,952
	Lowe's
500,000	3.000%, 10/15/50	507,832
	McDonald's MTN
252,000	4.200%, 04/01/50	309,031
221,000	3.625%, 09/01/49	248,370
		3,123,243
	Consumer Staples – 7.6%
	Altria Group
583,000	5.375%, 01/31/44	725,898
	Anheuser-Busch
969,000	4.900%, 02/01/46	1,207,984
	Anheuser-Busch InBev Worldwide
238,000	4.900%, 01/23/31	299,233

Principal Amount ($)		Value $

1,220,000	4.350%, 06/01/40	1,455,850
	BAT Capital
274,000	4.540%, 08/15/47	298,319
	CVS Health
259,000	5.125%, 07/20/45	337,842
632,000	5.050%, 03/25/48	824,453
105,000	4.250%, 04/01/50	126,000
	Diageo Capital
635,000	2.125%, 04/29/32	652,250
	Georgetown University
477,000	5.215%, 10/01/18	671,872
	Kroger
177,000	5.400%, 01/15/49	248,646
	Massachusetts Mutual Life Insurance (1)
502,000	3.375%, 04/15/50	535,643
	Molson Coors Brewing
902,000	4.200%, 07/15/46	1,008,336
	New York Life Insurance (1)
574,000	3.750%, 05/15/50	662,014
	PepsiCo
115,000	3.500%, 03/19/40	133,702
	Walmart
923,000	3.950%, 06/28/38	1,133,446
32,000	3.625%, 12/15/47	38,376
		10,359,864
	Energy – 4.5%
	Chevron
490,000	3.078%, 05/11/50	508,861
	Energy Transfer Operating
432,000	5.250%, 04/15/29	497,881
	Enterprise Products Operating LLC
202,000	5.100%, 02/15/45	250,997
662,000	4.250%, 02/15/48	742,815
106,000	4.200%, 01/31/50	119,472
	Kinder Morgan
583,000	3.250%, 08/01/50	547,114
	Marathon Petroleum
228,000	4.750%, 09/15/44	261,862
	MidAmerican Energy
354,000	4.250%, 07/15/49	456,626
	MPLX
851,000	4.700%, 04/15/48	952,397
	Phillips 66 Partners
361,000	4.680%, 02/15/45	386,093
	Plains All American Pipeline
581,000	3.550%, 12/15/29	604,167
	Shell International Finance BV
325,000	4.000%, 05/10/46	385,121
	Spectra Energy Partners
328,000	4.500%, 03/15/45	376,248
	Valero Energy
116,000	6.625%, 06/15/37	152,181
		6,241,835

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2021 (unaudited)

Principal Amount ($)		Value $

	Financials – 10.5%
	Aflac
150,000	6.450%, 08/15/40	214,764
	American International Group
227,000	4.375%, 01/15/55	277,973
	AXA Equitable Holdings
501,000	5.000%, 04/20/48	642,965
	Bank of America
574,000	6.000%, 10/15/36	837,031
	Bank of America MTN
338,000	5.000%, 01/21/44	458,586
105,000	4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/51	127,105
	Barclays
1,181,000	3.564%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.900%, 09/23/35	1,238,090
	Belrose Funding Trust (1)
303,000	2.330%, 08/15/30	309,276
	Berkshire Hathaway Finance
685,000	2.850%, 10/15/50	701,669
	Citigroup
282,000	8.125%, 07/15/39	491,627
134,000	4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	167,576
370,000	2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/31	384,819
	Goldman Sachs Group
424,000	2.600%, 02/07/30	448,280
	HSBC Holdings
356,000	4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	417,033
790,000	3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/30	896,910
370,000	2.848%, VAR United States Secured Overnight Financing Rate+2.387%, 06/04/31	389,993
	JPMorgan Chase
188,000	5.600%, 07/15/41	270,521
524,000	3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/51	555,734
	Liberty Mutual Group Inc (1)
559,000	3.950%, 05/15/60	651,127
	Lincoln National
451,000	4.375%, 06/15/50	559,167
	Morgan Stanley MTN
459,000	1.794%, VAR United States Secured Overnight Financing Rate+1.034%, 02/13/32	451,918
	Prudential
630,000	3.125%, 04/14/30	701,580

Principal Amount ($)		Value $

	Prudential Financial
204,000	3.935%, 12/07/49	237,812
	Total Capital International
1,194,000	3.127%, 05/29/50	1,223,309
	Wells Fargo
1,691,000	3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/41	1,762,953
		14,417,818
	Healthcare – 3.9%
	AbbVie
384,000	4.250%, 11/21/49	462,972
	Amgen
170,000	4.663%, 06/15/51	224,997
1,085,000	3.375%, 02/21/50	1,164,276
	Bayer US Finance II (1)
142,000	4.700%, 07/15/64	167,308
	Catholic Health Services of Long Island Obligated Group
1,330,000	3.368%, 07/01/50	1,375,758
	Cigna
207,000	4.900%, 12/15/48	274,744
	Hackensack Meridian Health
1,155,000	2.875%, 09/01/50	1,177,437
	New York and Presbyterian Hospital
253,000	2.256%, 08/01/40	242,929
	UnitedHealth Group
201,000	4.450%, 12/15/48	262,253
		5,352,674
	Industrials – 3.7%
	3M
197,000	3.700%, 04/15/50	233,272
	Boeing
1,211,000	5.705%, 05/01/40	1,532,846
	Burlington Northern Santa Fe
207,000	4.900%, 04/01/44	282,534
569,000	4.150%, 04/01/45	704,252
33,000	4.150%, 12/15/48	41,626
174,000	3.050%, 02/15/51	187,646
	CSX
140,000	3.800%, 04/15/50	164,851
	GE Capital International Funding Unlimited
500,000	4.418%, 11/15/35	584,544
	General Electric
266,000	4.350%, 05/01/50	306,382
	General Electric Capital MTN
275,000	6.750%, 03/15/32	379,193
	Johnson Controls International
77,000	4.500%, 02/15/47	98,303

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2021 (unaudited)

Principal Amount ($)		Value $

	Waste Management
412,000	4.150%, 07/15/49	511,038
		5,026,487
	Information Technology – 4.1%
	Broadcom
445,000	3.750%, 02/15/51	454,495
1,152,000	3.500%, 02/15/41	1,161,644
	California Institute of Technology
435,000	3.650%, 09/01/19	483,496
	Fiserv
800,000	3.500%, 07/01/29	900,650
	Intel
988,000	4.750%, 03/25/50	1,323,138
	Oracle
506,000	4.000%, 11/15/47	595,624
624,000	3.600%, 04/01/50	691,659
		5,610,706
	Materials – 0.8%
	Barrick North America Finance LLC
316,000	5.700%, 05/30/41	444,165
	Dow Chemical
148,000	9.400%, 05/15/39	260,837
122,000	4.625%, 10/01/44	150,056
	International Paper
177,000	7.300%, 11/15/39	281,223
		1,136,281
	Real Estate – 1.3%
	American Tower REIT
420,000	3.700%, 10/15/49	459,168
	Camden Property Trust REIT
517,000	3.350%, 11/01/49	573,312
	Realty Income
267,000	1.800%, 03/15/33	261,472
	Simon Property Group REIT
439,000	3.250%, 09/13/49	434,084
		1,728,036
	Utilities – 6.7%
	Berkshire Hathaway Energy (1)
146,000	4.250%, 10/15/50	181,433
	Commonwealth Edison
78,000	4.600%, 08/15/43	100,089
795,000	4.000%, 03/01/49	975,607
	Duke Energy Carolinas
222,000	3.875%, 03/15/46	262,221
	Duke Energy Indiana
112,000	6.120%, 10/15/35	155,111
	Duke Energy Ohio
822,000	4.300%, 02/01/49	1,026,019
	Duke Energy Progress
185,000	4.200%, 08/15/45	226,986
	Entergy
625,000	3.750%, 06/15/50	687,370

Principal Amount ($)		Value $

	Entergy Louisiana
269,000	2.900%, 03/15/51	275,064
	Florida Power & Light
79,000	4.050%, 10/01/44	98,360
181,000	3.990%, 03/01/49	227,665
	Pacific Gas and Electric
630,000	3.500%, 08/01/50	601,601
	PacifiCorp
370,000	4.150%, 02/15/50	461,444
270,000	3.300%, 03/15/51	296,542
	PPL Electric Utilities
80,000	3.950%, 06/01/47	96,323
	Public Service Electric & Gas MTN
310,000	3.150%, 01/01/50	339,759
	Public Service Enterprise Group
578,000	1.600%, 08/15/30	560,907
	Public Service of Colorado
183,000	4.300%, 03/15/44	232,051
267,000	3.800%, 06/15/47	321,527
	Sempra Energy
487,000	6.000%, 10/15/39	681,466
162,000	4.000%, 02/01/48	184,733
	Southern California Edison
565,000	3.650%, 02/01/50	606,123
	Southwestern Public Service
520,000	4.400%, 11/15/48	659,019
		9,257,420
	TOTAL CORPORATE OBLIGATIONS
	(Cost $65,227,095)	73,522,063

	U.S. TREASURY OBLIGATIONS – 38.9%
	United States Treasury Bill (2)
2,533,000	0.069%, 03/04/21	2,532,880
	United States Treasury Bonds
13,085,000	1.625%, 11/15/50	12,387,815
13,284,000	1.375%, 11/15/40	12,626,027
10,515,100	1.375%, 08/15/50	9,360,082
11,143,700	1.125%, 08/15/40	10,140,767
	United States Treasury Notes
3,210,000	1.625%, 12/31/21	3,254,388
2,437,500	0.875%, 11/15/30	2,388,369
571,000	0.375%, 11/30/25	569,751
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $55,166,137)	53,260,079

	TAXABLE MUNICIPAL BONDS – 4.2%
	California – 3.1%
	California Health Facilities Financing Authority RB
95,000	3.034%, 06/01/34	100,713
155,000	2.984%, 06/01/33	166,152
220,000	2.934%, 06/01/32	236,817

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2021 (unaudited)

Principal Amount ($)		Value $

	City of Pomona California RB, Series BJ-REV
90,000	3.716%, 08/01/40	94,781
	University of California RB, Series AD
739,000	4.858%, 05/15/12	1,066,192
	University of California RB, Series B
2,450,000	2.975%, 11/01/51	2,630,149
		4,294,804
	Pennsylvania – 0.6%
	Pennsylvania State University RB, Series D
845,000	2.840%, 09/01/50	876,586

	Texas – 0.2%
	Dallas RB, Series C
225,000	2.919%, 11/01/50	230,353

	Wisconsin – 0.3%
	State of Wisconsin RB, Series A
350,000	2.429%, 05/01/31	377,762

	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $5,191,876)	5,779,505

	SOVEREIGN GOVERNMENTS – 2.5%
	Colombia Government International Bond
1,111,000	3.125%, 04/15/31	1,147,674
	Indonesia Government International Bond
200,000	4.200%, 10/15/50	239,382
	Mexico Government International Bond
1,075,000	4.500%, 01/31/50	1,178,479
	Panama Government International Bond
230,000	4.500%, 04/01/56	281,407
	Philippine Government International Bond
347,000	2.950%, 05/05/45	358,748
	Uruguay Government International Bond
191,000	5.100%, 06/18/50	256,658
	TOTAL SOVEREIGN GOVERNMENTS
	(Cost $3,477,144)	3,462,348
	TOTAL INVESTMENTS IN SECURITIES – 99.2%
	(Cost $129,062,252)	136,023,995
	OTHER ASSETS LESS LIABILITIES – 0.8%	1,048,866
	NET ASSETS – 100%	$137,072,861

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Corporation
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
USD — United States Dollar
VAR — Variable

(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration normally to qualified institutions.  On January 31, 2021, the value of these securities amounted to $6,080,728, representing 4.4% of the net assets of the Fund.

(2)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.

Schroder Long Duration Investment-Grade Bond Fund

Schedule of Investments
January 31, 2021 (unaudited)

The following is a summary of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$73,522,063	$—	$73,522,063
U.S. Treasury Obligations	—	53,260,079	—	53,260,079
Taxable Municipal Bonds	—	5,779,505	—	5,779,505
Sovereign Governments	—	3,462,348	—	3,462,348
Total Investments in Securities	$—	$136,023,995	$—	$136,023,995

(1)	For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCH-QH-001-0900